Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Hatteras Alternative Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001171324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | no load
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALPHX
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHAX
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHCX
Hatteras Long / Short Equity Fund (Prospectus Summary) | Hatteras Long / Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLSAX
Hatteras Long / Short Equity Fund (Prospectus Summary) | Hatteras Long / Short Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLSIX
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFIAX
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFINX
Hatteras Beta Hedged Strategies Fund (Prospectus Summary) | Hatteras Beta Hedged Strategies Fund | No Load
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BETAX
Hatteras Beta Hedged Strategies Fund (Prospectus Summary) | Hatteras Beta Hedged Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BETCX
Hatteras Hedged Strategies Fund (Prospectus Summary) | Hatteras Hedged Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHSIX

Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund
HATTERAS ALPHA HEDGED STRATEGIES FUND (the "Alpha Fund")
Investment Objective
The Alpha Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the
Hedge Fund Research, Inc. ("HFRI") Fund of Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alpha Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the
Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to Purchase Shares"
section on page 55 of the Fund's Prospectus and the "Purchase, Redemption and
Pricing of Shares" section on page 42 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Alpha Hedged Strategies Fund	no load	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Alpha Hedged Strategies Fund		no load	Class A	Class C
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (Rule 12b-1) Fees		none	none	1.00%
Shareholder Servicing Fee		0.25%	0.25%	none
Operating Services Fee	[1]	1.35%	1.35%	1.35%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.88%	0.88%	0.88%
Other Expenses		2.48%	2.48%	2.23%
Acquired Fund Fees and Expenses		2.00%	2.00%	2.00%
Total Annual Fund Operating Expenses		4.73%	4.73%	5.48%
[1]	The Operating Services Fee has been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Alpha
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Alpha Hedged Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
no load	474	1,452	2,432	4,894
Class A	879	1,815	2,754	5,111
Class C	547	1,658	2,756	5,442

Portfolio Turnover
The Alpha Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Alpha Fund pursues its investment objective by investing primarily in other affiliated mutual funds ("Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the "Underlying Investments"). The
Fund invests its assets with a weighting in one or more of the Underlying
Investments consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500Ò
Index, while maintaining a high correlation to the HFRI Fund of Funds Composite
Index.

The Alpha Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in multiple Underlying
Investments, the Fund is expected to indirectly own a diversified portfolio. The
Fund's strategy to achieve its objective is to primarily invest, indirectly through its investment in one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Alpha Fund's assets will be invested in one or more of the Underlying Investments and not directly in equity, debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Alpha Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Alpha Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Investments may also invest up to
100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Hatteras Alternative Mutual Funds, LLC (the "Advisor") seeks to utilize multiple
Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Alpha Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

• Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

• Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

• Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

• Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Alpha
Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Alpha Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Shares of Other Investment Companies Risks : The Alpha Fund and the
   Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment
   objectives. As a result of this policy, your cost of investing in the   Fund
   will generally be higher than the cost of investing directly in the
   Underlying Investments. You will indirectly bear fees and expenses charged by
   the Underlying Investments in addition to the   Fund's direct fees and
   expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are
   g reater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Alpha Fund. The Underlying
   Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.
   Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.

·  Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk :  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Alpha Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Alpha Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The following performance information indicates some of the risks of investing in the Alpha Fund. The bar chart illustrates how the performance of the Fund's
No Load shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect deduction of sales charges. Class A shares commenced operations on May 2, 2011, and include a sales load. If sales charges were included, the return figures would be lower. The table illustrates how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the
Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns As of December 31, 2010

During the period of time shown in the bar chart, the Alpha Fund's No Load shares' highest quarterly return was 10.05% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.65% for the quarter ended December 31,
2008.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Hatteras Alpha Hedged Strategies Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Since Inception Secondary
no load	No Load Shares Return Before Taxes	4.34%	0.06%	2.45%	[1]
no load After Taxes on Distributions	No Load Shares Return After Taxes on Distributions	4.27%	(0.88%)	1.86%	[1]
no load After Taxes on Distributions and Sales	No Load Shares Return After Taxes on Distributions and Sale of Fund Shares	2.83%	(0.41%)	1.82%	[1]
Class C	Class C Shares Return Before Taxes	3.42%				(2.02%)	[2]
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	7.21%	[1]	1.94%	[2]
HFRI Fund of Funds Composite Index	HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)	5.46%	2.39%	4.70%	[1]	1.80%	[2]
[1]	No Load shares commenced operations on September 23, 2002.
[2]	Class C shares commenced operations on August 1, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HATTERAS ALPHA HEDGED STRATEGIES FUND (the "Alpha Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alpha Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the
Hedge Fund Research, Inc. ("HFRI") Fund of Funds Composite Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alpha Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the
Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to Purchase Shares"
section on page 55 of the Fund's Prospectus and the "Purchase, Redemption and
Pricing of Shares" section on page 42 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Alpha Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Operating Services Fee has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Alpha
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a mutual fund of funds, the Alpha Fund pursues its investment objective by investing primarily in other affiliated mutual funds ("Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the "Underlying Investments"). The
Fund invests its assets with a weighting in one or more of the Underlying
Investments consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500Ò
Index, while maintaining a high correlation to the HFRI Fund of Funds Composite
Index.

The Alpha Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in multiple Underlying
Investments, the Fund is expected to indirectly own a diversified portfolio. The
Fund's strategy to achieve its objective is to primarily invest, indirectly through its investment in one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Alpha Fund's assets will be invested in one or more of the Underlying Investments and not directly in equity, debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Alpha Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Alpha Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Investments may also invest up to
100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Hatteras Alternative Mutual Funds, LLC (the "Advisor") seeks to utilize multiple
Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Alpha Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

• Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

• Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

• Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

• Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Alpha
Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Alpha Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Shares of Other Investment Companies Risks : The Alpha Fund and the
   Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment
   objectives. As a result of this policy, your cost of investing in the   Fund
   will generally be higher than the cost of investing directly in the
   Underlying Investments. You will indirectly bear fees and expenses charged by
   the Underlying Investments in addition to the   Fund's direct fees and
   expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are
   g reater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Alpha Fund. The Underlying
   Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.
   Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.

·  Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk :  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Alpha Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Alpha Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Alpha Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Alpha Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Alpha Fund. The bar chart illustrates how the performance of the Fund's
No Load shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect deduction of sales charges. Class A shares commenced operations on May 2, 2011, and include a sales load. If sales charges were included, the return figures would be lower. The table illustrates how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the
Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Alpha Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	1-877-569-2382
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns As of December 31, 2010
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Alpha Fund's No Load shares' highest quarterly return was 10.05% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.65% for the quarter ended December 31,
2008.

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2010
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | no load
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.65%)
Hatteras Alpha Hedged Strategies Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.21%	[1]
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	1.94%	[2]
Hatteras Alpha Hedged Strategies Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%	[1]
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	1.80%	[2]
Hatteras Alpha Hedged Strategies Fund | no load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.35%	[3]
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	2.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	474
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,432
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,894
Annual Return 2003	rr_AnnualReturn2003	3.21%
Annual Return 2004	rr_AnnualReturn2004	17.23%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	9.32%
Annual Return 2007	rr_AnnualReturn2007	8.25%
Annual Return 2008	rr_AnnualReturn2008	(31.63%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	4.34%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	No Load Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[1]
Hatteras Alpha Hedged Strategies Fund | no load | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	No Load Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[1]
Hatteras Alpha Hedged Strategies Fund | no load | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	No Load Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[1]
Hatteras Alpha Hedged Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.35%	[3]
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	2.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	879
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,815
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,754
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,111
Hatteras Alpha Hedged Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.35%	[3]
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	2.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	547
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,756
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,442
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.42%
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	(2.02%)	[2]

[1]	No Load shares commenced operations on September 23, 2002.
[2]	Class C shares commenced operations on August 1, 2006.
[3]	The Operating Services Fee has been restated to reflect current fees.

Hatteras Long / Short Equity Fund (Prospectus Summary) | Hatteras Long / Short Equity Fund
HATTERAS LONG / SHORT EQUITY FUND (the "Long/Short Equity Fund")
Investment Objective
The Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to
Purchase Shares" section on page 55 of the Fund's Prospectus and the "Purchase,
Redemption and Pricing of Shares" section on page 42 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Long / Short Equity Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Long / Short Equity Fund		Class A	Institutional Class
Management Fees		none	none
Distribution and Service (Rule 12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Operating Services Fee		0.74%	0.49%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.65%	0.65%
Other Expenses	[1]	1.64%	1.14%
Acquired Fund Fees and Expenses		2.00%	2.00%
Total Annual Fund Operating Expenses		3.64%	3.14%
[1]	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the
Long/Short Equity Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Long / Short Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	776	1,492
Institutional Class	317	969

Portfolio Turnover
The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
As a mutual fund of funds, the Long/Short Equity Fund pursues its investment objective by investing primarily in other affiliated mutual funds (the
"Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the
"Underlying Investments"). Such Underlying Investments will primarily be long/short funds and/or short only funds. The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

The Long/Short Equity Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in one or more of the Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the
Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities that afford strategic and tactical opportunities to employ long and/or short strategies.

Other than assets temporarily invested for defensive purposes, the Long/Short
Equity Fund's assets will be invested in one or more of the Underlying
Investments and not directly in equity or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying
Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Equity Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies). Equity and equity-related securities may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.

The Long/Short Equity Fund, through its investment in the Underlying
Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The
Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying
Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Equity
Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. A brief description of the major investment strategies to be employed by the Underlying Investments is included below.

·   Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation. The Long/Short Equity
    Sub-Strategies include the following:

    ·   Long/Short Equity - Generalist.   Long/Short Equity Generalist strategies
        maintain positions both long and short in primarily equity and equity derivative securities.

    ·   Long/Short Equity Sector Focused.   Long/Short Equity Sector Focused
        strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

    ·   Long/Short Equity International.   Long/Short Equity International
        strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global ex-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

    ·   Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Long/Short Equity Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Equity
   Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Shares of Other Investment Companies Risks : The Long/Short Equity Fund and
   the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the
   Underlying Investments. You will indirectly bear fees and expenses charged by
   the Underlying Investments in addition to the   Fund's direct fees and
   expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Long/Short Equity Fund. The
   Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

 · Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk :  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Long/Short Equity Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short
   Equity Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
When the Long/Short Equity Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the
Fund toll-free at 1-877-569-2382.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Hatteras Long / Short Equity Fund (Prospectus Summary) | Hatteras Long / Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HATTERAS LONG / SHORT EQUITY FUND (the "Long/Short Equity Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to
Purchase Shares" section on page 55 of the Fund's Prospectus and the "Purchase,
Redemption and Pricing of Shares" section on page 42 of the Fund's SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Long/Short Equity Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a mutual fund of funds, the Long/Short Equity Fund pursues its investment objective by investing primarily in other affiliated mutual funds (the
"Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the
"Underlying Investments"). Such Underlying Investments will primarily be long/short funds and/or short only funds. The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

The Long/Short Equity Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in one or more of the Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the
Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities that afford strategic and tactical opportunities to employ long and/or short strategies.

Other than assets temporarily invested for defensive purposes, the Long/Short
Equity Fund's assets will be invested in one or more of the Underlying
Investments and not directly in equity or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying
Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Equity Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies). Equity and equity-related securities may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.

The Long/Short Equity Fund, through its investment in the Underlying
Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The
Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying
Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Equity
Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. A brief description of the major investment strategies to be employed by the Underlying Investments is included below.

·   Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation. The Long/Short Equity
    Sub-Strategies include the following:

    ·   Long/Short Equity - Generalist.   Long/Short Equity Generalist strategies
        maintain positions both long and short in primarily equity and equity derivative securities.

    ·   Long/Short Equity Sector Focused.   Long/Short Equity Sector Focused
        strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

    ·   Long/Short Equity International.   Long/Short Equity International
        strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global ex-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

    ·   Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Long/Short Equity Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Equity
   Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Shares of Other Investment Companies Risks : The Long/Short Equity Fund and
   the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the
   Underlying Investments. You will indirectly bear fees and expenses charged by
   the Underlying Investments in addition to the   Fund's direct fees and
   expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Long/Short Equity Fund. The
   Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

 · Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk :  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Long/Short Equity Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short
   Equity Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Long/Short Equity Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short Equity Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Long/Short Equity Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the
Fund toll-free at 1-877-569-2382.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Long/Short Equity Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasmutualfunds.com
Hatteras Long / Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.74%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	776
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,492
Hatteras Long / Short Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.49%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	969

[1]	Other Expenses are estimated for the current fiscal year.

Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund
HATTERAS LONG / SHORT DEBT FUND (the "Long/Short Debt Fund")
Investment Objective
The Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Debt Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to
Purchase Shares" section on page 55 of the Fund's Prospectus and the "Purchase,
Redemption and Pricing of Shares" section on page 42 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Long / Short Debt Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Long / Short Debt Fund		Class A	Institutional Class
Management Fees		none	none
Distribution and Service (Rule 12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Operating Services Fee		0.74%	0.49%
Interest Expenses and Dividends on Short Positions of Underlying Investments		0.46%	0.46%
Other Expenses	[1]	1.45%	0.95%
Acquired Fund Fees and Expenses		2.00%	2.00%
Total Annual Fund Operating Expenses		3.45%	2.95%
[1]	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the
Long/Short Debt Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Long / Short Debt Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	758	1,439
Institutional Class	298	913

Portfolio Turnover
The Long/Short Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
As a mutual fund of funds, the Long/Short Debt Fund pursues its investment objective by investing primarily in other affiliated mutual funds (the
"Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the
"Underlying Investments"). Such Underlying Investments will primarily be long/short funds and/or short only funds. The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving total return through current income, capital preservation and capital appreciation.

The Long/Short Debt Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in one or more Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying
Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities.

Other than assets temporarily invested for defensive purposes, the Long/Short
Debt Fund's assets will be invested in one or more of the Underlying Investments and not directly in debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Debt Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities.  The Long/Short Debt Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.
Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying
Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Debt
Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major investment strategies to be employed by one or more of the Underlying
Investments are included in the list below.

·   Relative Value - Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments. The
    Relative Value - Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o   Multi-Strategy/Relative Value .   The Underlying Investments may employ
    long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.

o   Credit Arbitrage.   The Underlying Investments may employ long and/or short
    strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o   Fixed Income - Corporate.   The Underlying Investments may employ long and/or
    short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

o   Fixed Income - Sovereign.   The Underlying Investments may employ long
    and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

o   Fixed Income and High Yield Investment Strategies. The Underlying Investments
    may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest in debt securities that fall below investment grade debt - commonly "junk bonds."

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Long/Short Debt Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Debt Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying
   Investments. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Shares of Other Investment Companies Risks : The Long/Short Debt Fund and the
   Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment
   objectives. As a result of this policy, your cost of investing in the   Fund
   will generally be higher than the cost of investing directly in the
   Underlying Investments. You will indirectly bear fees and expenses charged by
   the Underlying Investments in addition to the   Fund's direct fees and
   expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Long/Short Debt Fund. The Underlying
   Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over- the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Long/Short Debt Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short Debt
   Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
When the Long/Short Debt Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the
Fund toll-free at 1-877-569-2382.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HATTERAS LONG / SHORT DEBT FUND (the "Long/Short Debt Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Debt Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to
Purchase Shares" section on page 55 of the Fund's Prospectus and the "Purchase,
Redemption and Pricing of Shares" section on page 42 of the Fund's SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Long/Short Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Long/Short Debt Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a mutual fund of funds, the Long/Short Debt Fund pursues its investment objective by investing primarily in other affiliated mutual funds (the
"Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the
"Underlying Investments"). Such Underlying Investments will primarily be long/short funds and/or short only funds. The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving total return through current income, capital preservation and capital appreciation.

The Long/Short Debt Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in one or more Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying
Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities.

Other than assets temporarily invested for defensive purposes, the Long/Short
Debt Fund's assets will be invested in one or more of the Underlying Investments and not directly in debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Debt Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities.  The Long/Short Debt Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.
Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying
Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Debt
Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major investment strategies to be employed by one or more of the Underlying
Investments are included in the list below.

·   Relative Value - Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments. The
    Relative Value - Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o   Multi-Strategy/Relative Value .   The Underlying Investments may employ
    long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.

o   Credit Arbitrage.   The Underlying Investments may employ long and/or short
    strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o   Fixed Income - Corporate.   The Underlying Investments may employ long and/or
    short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

o   Fixed Income - Sovereign.   The Underlying Investments may employ long
    and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

o   Fixed Income and High Yield Investment Strategies. The Underlying Investments
    may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest in debt securities that fall below investment grade debt - commonly "junk bonds."

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Long/Short Debt Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Debt Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying
   Investments. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Shares of Other Investment Companies Risks : The Long/Short Debt Fund and the
   Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment
   objectives. As a result of this policy, your cost of investing in the   Fund
   will generally be higher than the cost of investing directly in the
   Underlying Investments. You will indirectly bear fees and expenses charged by
   the Underlying Investments in addition to the   Fund's direct fees and
   expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Long/Short Debt Fund. The Underlying
   Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over- the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Long/Short Debt Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short Debt
   Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Long/Short Debt Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short Debt Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Long/Short Debt Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the
Fund toll-free at 1-877-569-2382.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Long/Short Debt Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasmutualfunds.com
Hatteras Long / Short Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.74%
Interest Expenses and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	758
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,439
Hatteras Long / Short Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.49%
Interest Expenses and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913

[1]	Other Expenses are estimated for the current fiscal year.

Hatteras Beta Hedged Strategies Fund (Prospectus Summary) | Hatteras Beta Hedged Strategies Fund
HATTERAS BETA HEDGED STRATEGIES FUND (the "Fund")
Investment Objective
The Fund seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Beta Hedged Strategies Fund	No Load	Class C
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Beta Hedged Strategies Fund	No Load	Class C
Management Fees	none	none
Distribution and Service (Rule 12b-1) Fees	none	1.00%
Shareholder Services Fee	0.25%	none
Operating Services Fee	0.74%	0.74%
Interest Expense and Dividends on Short Positions of Underlying Funds	0.46%	0.46%
Total Other Expenses	1.45%	1.20%
Acquired Fund Fees and Expenses	2.00%	2.00%
Total Annual Fund Operating Expenses	3.45%	4.20%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Beta Hedged Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
No Load	348	1,059	1,793	3,730
Class C	422	1,275	2,142	4,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Fund pursues its investment objective by investing in other affiliated mutual funds ("Underlying Funds").

The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in multiple Underlying Funds, the Fund is expected to indirectly own a diversified portfolio. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in the Underlying Funds, at least 80% of its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund's assets will be invested in the Underlying Funds and not in equity, debt or derivative securities directly. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this prospectus are those of the Underlying Funds and are applicable to the Fund as a result of the Fund's investment in the Underlying Funds. The Fund's performance and ability to achieve its objective relies on that of the Underlying Funds in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations
(small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions. The Fund may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Funds may also invest up to 100%
of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds
("ETFs").

Hatteras Alternative Mutual Funds, LLC (the "Advisor") seeks to utilize multiple
Underlying Funds, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices. Each Underlying Fund is an affiliated registered investment company that is not publicly offered. The Advisor believes that the use of such
Underlying Funds may mitigate losses in generally declining markets because the
Fund will be invested in multiple Underlying Funds each managed by one or more sub-advisors utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the investment strategies to be employed by the Underlying Funds are included in the list below.

• Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

• Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

• Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The investment strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Funds' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Funds may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

·  Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the
   Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.
   Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.

·  Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

·  Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Shares of Other Investment Companies Risks: The Fund and Underlying Funds
   may invest in or sell short shares of other investment companies, including
   ETFs as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to the
   Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the variability of the Fund's No Load shares' returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance, as well as indexes that reflect the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns As of December 31, 2010

During the period of time shown in the bar chart, the Fund's No Load shares'
highest quarterly return was 11.93% for the quarter ended September 30, 2009, and the lowest quarterly return was -19.63% for the quarter ended December 31,
2008.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Hatteras Beta Hedged Strategies Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Since Inception Secondary
No Load	No Load Shares Return Before Taxes	4.97%	(2.95%)	[1]
No Load After Taxes on Distributions	No Load Shares Return After Taxes on Distributions	4.97%	(3.31%)	[1]
No Load After Taxes on Distributions and Sales	No Load Shares Return After Taxes on Distributions and Sale of Fund Shares	3.23%	(2.60%)	[1]
Class C	Class C Shares Return Before Taxes	4.12%			(2.05%)	[2]
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.26%	[1]	1.94%	[2]
HFRI Fund of Funds Strategic Index	HFRI Fund of Funds Strategic Index (reflects no deduction for fees, expenses, or taxes)	5.90%	0.93%	[1]	2.02%	[2]
90-day Treasury bill	90-day Treasury bill (reflects no deduction for fees, expenses, or taxes)	0.13%	2.06%	[1]	1.89%	[2]
[1]	No Load shares commenced operations on April 28, 2006.
[2]	Class C shares commenced operations on August 1, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" is higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Hatteras Beta Hedged Strategies Fund (Prospectus Summary) | Hatteras Beta Hedged Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HATTERAS BETA HEDGED STRATEGIES FUND (the "Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a mutual fund of funds, the Fund pursues its investment objective by investing in other affiliated mutual funds ("Underlying Funds").

The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in multiple Underlying Funds, the Fund is expected to indirectly own a diversified portfolio. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in the Underlying Funds, at least 80% of its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund's assets will be invested in the Underlying Funds and not in equity, debt or derivative securities directly. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this prospectus are those of the Underlying Funds and are applicable to the Fund as a result of the Fund's investment in the Underlying Funds. The Fund's performance and ability to achieve its objective relies on that of the Underlying Funds in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations
(small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions. The Fund may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Funds may also invest up to 100%
of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds
("ETFs").

Hatteras Alternative Mutual Funds, LLC (the "Advisor") seeks to utilize multiple
Underlying Funds, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices. Each Underlying Fund is an affiliated registered investment company that is not publicly offered. The Advisor believes that the use of such
Underlying Funds may mitigate losses in generally declining markets because the
Fund will be invested in multiple Underlying Funds each managed by one or more sub-advisors utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the investment strategies to be employed by the Underlying Funds are included in the list below.

• Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

• Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

• Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The investment strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Funds' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Funds may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

·  Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the
   Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.
   Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.

·  Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

·  Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Shares of Other Investment Companies Risks: The Fund and Underlying Funds
   may invest in or sell short shares of other investment companies, including
   ETFs as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to the
   Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the variability of the Fund's No Load shares' returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance, as well as indexes that reflect the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns As of December 31, 2010
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund's No Load shares'
highest quarterly return was 11.93% for the quarter ended September 30, 2009, and the lowest quarterly return was -19.63% for the quarter ended December 31,
2008.

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" is higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2010
Hatteras Beta Hedged Strategies Fund (Prospectus Summary) | Hatteras Beta Hedged Strategies Fund | No Load
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.63%)
Hatteras Beta Hedged Strategies Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[1]
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	1.94%	[2]
Hatteras Beta Hedged Strategies Fund | HFRI Fund of Funds Strategic Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HFRI Fund of Funds Strategic Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[1]
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	2.02%	[2]
Hatteras Beta Hedged Strategies Fund | 90-day Treasury bill
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	90-day Treasury bill (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%	[1]
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	1.89%	[2]
Hatteras Beta Hedged Strategies Fund | No Load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.74%
Interest Expense and Dividends on Short Positions of Underlying Funds	rr_Component3OtherExpensesOverAssets	0.46%
Total Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,793
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,730
Annual Return 2007	rr_AnnualReturn2007	10.35%
Annual Return 2008	rr_AnnualReturn2008	(37.03%)
Annual Return 2009	rr_AnnualReturn2009	23.34%
Annual Return 2010	rr_AnnualReturn2010	4.97%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	No Load Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.95%)	[1]
Hatteras Beta Hedged Strategies Fund | No Load | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	No Load Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)	[1]
Hatteras Beta Hedged Strategies Fund | No Load | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	No Load Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.60%)	[1]
Hatteras Beta Hedged Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.74%
Interest Expense and Dividends on Short Positions of Underlying Funds	rr_Component3OtherExpensesOverAssets	0.46%
Total Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	422
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,275
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,142
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,372
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.12%
Average Annual Returns, Since Inception Secondary	ck0001171324_AverageAnnualReturnSinceInceptionSecondary	(2.05%)	[2]

[1]	No Load shares commenced operations on April 28, 2006.
[2]	Class C shares commenced operations on August 1, 2006.

Hatteras Hedged Strategies Fund (Prospectus Summary) | Hatteras Hedged Strategies Fund
SUMMARY SECTION
Investment Objective
The Hatteras Hedged Strategies Fund (the "Fund") seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. ("HFRI") Fund of
Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hatteras Hedged Strategies Fund Institutional Class
Management Fees		0.25%
Distribution and Service (Rule 12b-1) Fees		none
Other Expenses (includes Interest Expense and Dividends on Short Positions of Underlying Investments)	[1]	0.88%
Acquired Fund Fees and Expenses		2.00%
Total Annual Fund Operating Expenses		3.13%
[1]	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Hatteras Hedged Strategies Fund Institutional Class	316	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
As a mutual fund of funds, the Fund pursues its investment objective by investing primarily in other affiliated mutual funds ("Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the "Underlying Investments"). The
Fund invests its assets with a weighting in one or more of the Underlying
Investments consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500Ò
Index, while maintaining a high correlation to the HFRI Fund of Funds Composite
Index.

The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in multiple Underlying
Investments, the Fund is expected to indirectly own a diversified portfolio. The
Fund's strategy to achieve its objective is to primarily invest, indirectly through its investment one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund's assets will be invested in one of more of the Underlying Investments and not directly in equity, debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations
(small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Investments may also invest up to
100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Hatteras Alternative Mutual Funds, LLC (the "Advisor") seeks to utilize multiple
Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

• Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

• Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

• Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

• Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Shares of Other Investment Companies Risks: The Fund and the Underlying
   Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives. As a result
   of this policy, your cost of investing in the   Fund will generally be higher
   than the cost of investing directly in the Underlying Investments. You will indirectly bear fees and expenses charged by the Underlying Investments in
   addition to the   Fund's direct fees and expenses. Furthermore, the use of
   this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.
   Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.

·  Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Hatteras Hedged Strategies Fund (Prospectus Summary) | Hatteras Hedged Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hatteras Hedged Strategies Fund (the "Fund") seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. ("HFRI") Fund of
Funds Composite Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a mutual fund of funds, the Fund pursues its investment objective by investing primarily in other affiliated mutual funds ("Underlying Funds") as well as other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, the "Underlying Investments"). The
Fund invests its assets with a weighting in one or more of the Underlying
Investments consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500Ò
Index, while maintaining a high correlation to the HFRI Fund of Funds Composite
Index.

The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in multiple Underlying
Investments, the Fund is expected to indirectly own a diversified portfolio. The
Fund's strategy to achieve its objective is to primarily invest, indirectly through its investment one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund's assets will be invested in one of more of the Underlying Investments and not directly in equity, debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations
(small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest include options, futures and swaps. The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Investments may also invest up to
100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Hatteras Alternative Mutual Funds, LLC (the "Advisor") seeks to utilize multiple
Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

• Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

• Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

• Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

• Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Shares of Other Investment Companies Risks: The Fund and the Underlying
   Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives. As a result
   of this policy, your cost of investing in the   Fund will generally be higher
   than the cost of investing directly in the Underlying Investments. You will indirectly bear fees and expenses charged by the Underlying Investments in
   addition to the   Fund's direct fees and expenses. Furthermore, the use of
   this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.
   Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.

·  Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasmutualfunds.com
Hatteras Hedged Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Interest Expense and Dividends on Short Positions of Underlying Investments)	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	966

[1]	Other Expenses are estimated for the current fiscal year.